Restatement Of Previously Issued Financial Statements	4 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Restatement Of Previously Issued Financial Statements
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”)
Subtopic 815-40, Contracts
in Entity’s Own Equity.
ASC Section 815-40-15 addresses
equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under
ASC Section 815-40-15, a
warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by
ASC Section 815-40-15 because
the holder of the instrument is not an input into the pricing of a fixed-for-fixed option
on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the

Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by
ASC Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash or investments held in the trust account.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 23, 2020 (audited)
Warrant Liability	$—	$1,598,233	$1,598,233
Total Liabilities	3,167,722	1,598,233	4,765,955
Ordinary Shares Subject to Possible Redemption	74,121,170	(1,598,233)	72,522,937
Class A Ordinary Shares	100	18	118
Additional Paid-in Capital	5,004,636	107,501	5,112,137
Accumulated Deficit	(4,961)	(107,519)	(112,480)
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$3,404,014	$3,404,014
Total Liabilities	3,510,148	3,404,014	6,914,162
Ordinary Shares Subject to Possible Redemption	85,264,880	(3,404,020)	81,860,860
Class A Ordinary Shares	111	34	145
Additional Paid-in Capital	5,440,915	1,681,045	7,121,960
Accumulated Deficit	(441,255)	(1,681,073)	(2,122,328)
Shareholders’ Equity	5,000,001	6	5,000,007
Period from August 20, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$1,573,554	$1,573,554
Allocation of initial public offering costs	—	107,519	107,519
Net loss	(441,255)	(1,681,073)	(2,122,328)
Weighted average shares outstanding of Class A redeemable ordinary shares	8,326,328	(144,993)	8,181,335
Weighted average shares outstanding of Class B non-redeemable ordinary shares	2,414,403	46,692	2,461,095
Basic and diluted net loss per share, Class B	(0.18)	(0.68)	(0.86)
Cash Flow Statement for the Period from August 20, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(441,255)	$(1,681,073)	$(2,122,328)
Allocation of initial public offering costs	—	107,519	107,519
Change in fair value of warrant liability	—	1,573,554	1,573,554
Initial classification of warrant liability	—	1,830,460	1,830,460
Initial classification of common stock subject to possible redemption	74,121,170	(1,598,233)	72,522,937
Change in value of common stock subject to possible redemption	(436,290)	(1,993,560)	(2,429,850)